Convertible Notes Payable	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Convertible Notes Payable
Note 6 –	Convertible Notes Payable:

All convertible notes payable are recorded at fair value as prescribed by the FASB Accounting Standards Codification (see Note 9 for more details). Convertible debt carrying values consist of the following:

		Fair Value Amounts
Outstanding		March 31,	March 31,
Face Value		2015	2014

$5,547,372	Convertible Note Financing due February 21 2015 (a), (1)	$5,413,574	$5,554,182
605,520	Convertible Note Financing due December 31, 2014 (b), (2)	605,520	400,000
37,000	Convertible Note Financing due June 7, 2014 (c), (3)	37,000	37,000
1,204,500	Convertible Note Financing due December 24, 2014 (d), (4)	1,204,500	—
35,200	Convertible Note Financing due May 13, 2015 (e), (5)	35,200	—
20,000	Convertible Note Financing due December 22, 2016 (f), (6)	20,000	—
58,500	Convertible Note Financing due January 14, 2017 (g), (7)	58,500	—

	Less discount on convetible notes (4)	(196,499)	(3,511,738)
$7,508,092	Total convertible notes payable (8)	$7,177,795	$2,479,444

(1) All previous convertible notes prior to February 21, 2013 were surrendered to the Company through a February 21, 2013 exchange agreement whereas the Company issued new face value consolidated notes per debt holder for a total amount of $5,020,944, $350,000 face value in new notes for the surrender of 425,003 Class A warrants plus $121,327 in a new note for work rendered for this consolidated financing for a grand total of $5,492,271. The principal amount of the above $5,547,372 balance equals the original $5,492,271 total financing plus allonges for $767,500 less conversions of $712,399.

(2) Monthly retainer fee to our outside financial consulting firm of $25,000 face value for December, 2012 through March 31, 2015 for a total original amount of $700,000 less conversions of $94,480

(3) Retainer fee to our previous legal counsel of $37,000 face value issued June 7, 2013

(4) Issued convertible promissory note for $35,200 on May 13, 2014

(5) Issued convertible note for $20,000 on December 12, 2014 for past due services

(6) Includes total of all installment convertible notes issued December, 2014 through March, 2015 for financing the World of Beer franchise location in West Hartford Connecticut.

(7) Issued three convertible notes for $13,500, $13,500 and $31,500 to three different accredited investors on January 14, 2015

(8) The consolidated notes required a new lattice valuation model that required the recording of a discount that will be amortized (accretion) over the life of the convertible notes payable.

Since these new consolidated notes contained new language as compared to the previous notes, we needed to use a different valuation model for applicable valuations, derivatives and fair market value. In order to determine the fair market value, we analyzed the various securities agreements and exchange agreements, compared the Company to comparable companies to determine industry factors for volatility, growth and future financing, developed a lattice model that valued the convertible notes on a probability weighted scenario model as well as future projections of the various potential outcomes and valued the convertible notes at issuance and at the end of the reporting period to account for the derivative liability. Based on our analysis in determining the proper accounting treatment and valuation as set forth in the Statement of Financial Accounting Standard ASC 820-10-35-37 (Fair Value in Financial Instruments), Statement of Financial Accounting Standard ASC 815 (Accounting for Derivative Instruments and Hedging Activities), Emerging Issues Task (“EITF”) For Issue No. 00-10 and EITF 07-05, the embedded derivatives are bundled and valued as a single, compound embedded derivative, bifurcated from the debt host and treated as a liability. The single compound embedded derivative features valued include the variable conversion feature, and the value of these embedded derivatives for the convertible notes is treated as a liability. These derivative liabilities are marked-to-market each quarter with the change in fair value recorded in the Statement of Operations.

Long-term Convertible Debt Maturities:

Annual maturities of long-term outstanding convertible debt (face value) as of March 31, 2015 are as follows:

Face Value
Years ending March 31,	$ Amount
2015	$5,695,142
2016	335,200
2018	70,000
2019	108,500
2020	—
thereafter	—

$6,208,842

(a) February 21, 2013 Consolidated Convertible Notes

On February 21, 2013, all previous convertible notes payable with outstanding balances totaling $5,020,944 were surrendered by the debt holders to the Company through exchange agreements whereas the Company issued one consolidated note to each debt holder for the total outstanding convertible note amounts. In addition and on the same date, all outstanding Class A warrants associated with these convertible note payables totaling 425,003 Class A warrants were surrendered by the debt holders to the Company in which the Company issued additional convertible notes payable for the total amount of $350,000. All applicable 364 Class B warrants were cancelled as well. Both the surrendered convertible notes payable for $5,020,944 and warrants for $350,000 were combined into one new convertible note payable per debt holder for a grand total of $5,370,944. All of these consolidated notes contain the same terms, maturity dates and conversion criteria and replace all terms, conditions and conversion criteria contained in the surrendered notes. These notes have a maturity date of February 21, 2015 and an interest rate of 4%. They are in default. The Company is working with each debt holder to extend the maturity date as well as implementing in 2015 a debt restructuring program to address such issues. The conversion price per share is equal to seventy-five percent (75%) of the average of the three lowest closing bid prices for the Common stock as reported by Bloomberg L.P. for the principal market for the twenty trading days preceding a conversion date but in no event greater than $10.00. Each conversion submitted by a holder must be at least the lesser of (i) $10,000 of principal and interest or (ii) the balance due on the note. In addition, another new convertible note was issued for $121,327 to one of the accredited debt holders for their efforts in assisting the Company with these consolidated notes, warrants and modifications. The amount was determined at 5% of the then outstanding balance of all the convertible notes payable held by the debt holder. This note is identical to the above notes for the terms, conversion criteria and maturity date. No accrued interest payable amounts were added to these new notes. A total of $806.879 in principal and $193.214 in accrued interest were converted into shares of common stock from February 21, 2013 through March 31, 2015. In addition, additional allonge financings were added as follows:

TABLE FOR ADDED ALLONGES

	ALLONGE	$
DATE	#	AMOUNT

4/11/2013	8	$71,500
6/5/2013	9	88,000
6/21/2013	10	88,000
7/23/2013	11	82,500
8/8/2013	12	110,000
9/18/2013	13	110,000
10/28/2013	14	55,000
11/15/2013	15	55,000
2/11/2014	16	55,000
5/2/2014	17	27,500
7/11/2014	18	25,000

	TOTAL	$767,500

Southridge Partners II LP purchased from another debt- holder $100,000 on April 9, 2013 and another $100,000 on June 5, 2013 from these February 21, 2013 notes. These new replacement notes contain the same terms as in the February 21, 2013 consolidated convertible notes. The entire total of $100,000 was converted from the original $100,000 balance, and $2,960 in conversions were made on the second $100,000 note for an outstanding remaining amount of $97,040.

(b) Monthly $25,000 Retainer Fee Convertible Notes

We issue each month a convertible note for $25,000 to SC Advisors as part of their consulting fees. Previously issued convertible notes from August, 2012 through November, 2012 were consolidated in the above February 21, 2013 convertible note. From December, 2012 through March, 2015, we issued $25,000 monthly convertible notes for a total of $700,000. All of these notes have maturity dates from December 31, 2014 to July 31, 2015. The Company is working with the debt holder to extend the maturity dates of these convertible notes. The notes can be converted into shares of Common Stock six months after issuance at a conversion price to equal the current market price multiplied by eighty percent (80%). Current market price means the average of the closing bid prices for the common stock for the five (5) trading days ending on the trading day immediately before the relevant conversion date. Total conversions of $94,480 have been made for these convertible notes.

(c) June 7, 2013 Convertible Note

We issued a $37,000 convertible note on June 7, 2013 for past due services. The maturity date of this note is June 7, 2014 and the note is in default. The Company is working with the debt holder to extend the maturity date of this convertible note. The note maybe converted into shares of common stock after a six month holding period at a conversion price to equal the current market price multiplied by eighty percent (80%). Current market price means the average of the closing bid prices for the common stock for the five (5) trading days ending on the trading day immediately before the relevant conversion date. No conversions have been made on these notes.

(d) May 13, 2014 Convertible Note

We issued a convertible promissory note to a new accredited investor for $35,200 with a maturity date of May 13, 2015 at an interest rate of 4%. The conversion price per share is equal to seventy-five percent (75%) of the average of the three lowest closing bid prices for the common stock as reported by Bloomberg L.P. for the principal market for the twenty trading days preceding a conversion date but in no event greater than $.02. Each conversion submitted by the holder must be at least the lesser of (i) $1,000 of principal and interest or (ii) the balance due on the note. Conversion will be calculated to the hundredth of a penny (e.g. $0.0001).

(e) December 19, 2014 Convertible Note

We issued a convertible promissory note for past due services to an accredited investor for $20,000 with a maturity date of December 22, 2016 at an interest rate of 10%. The conversion price per share is equal to seventy-five percent (75%) of the average of the three lowest closing bid prices for the common stock as reported by Bloomberg L.P. for the principal market for the ten trading days preceding a conversion date but in no event greater than $.02. Debt holder is limited to conversions up to 4.99% of the outstanding shares of the Common Stock.

(f) December, 2014 through March, 2015 Installment Convertible Notes

ABH issued convertible notes to two accredited investors for the purchase of the World of Beer franchise location in West Hartford, Connecticut as follows: December 24, 2014 for a total of $337,250; January 23, 2015 for a total of $300,000; February 24, 2015 for a total of $300,000; and March 24, 2015 for a total of $267,250 for a grand total of $1,204,500. All notes have the same maturity date of March 24, 2015 with an interest rate of 10%. The conversion price for the principal and interest shall be either: (i) if ABH’s common stock is traded on a trading market, the conversion price shall be 50% of the lowest bid price for the previous 50 trading days; (ii) if ABH’s common stock is traded on a trading market, and there is a DTC chill on ABH’s common stock, the conversion price shall be 60% of the lowest bid price for the previous 50 trading days; or (iii) if ABH’s common stock is not traded on a trading market, it shall be $0.40. Debt holder is limited to conversions up to 4.99% of the outstanding shares of the Common Stock. There have been no conversions of these convertible notes.

(g) January 14, 2015 convertible notes

On January 14, 2015, we issued three (3) convertible notes for $13,500, $13,500 and $31,500 for a total of $58,500. All notes have the same maturity date of January 14, 2017 and the same interest rate of ten percent (10%). All three notes contain the same conversion language as follows: the conversion price per share shall be equal to seventy-five (75%) of the average of the three lowest closing bid prices for the Common Stock as reported by Bloomberg L.P. for the principal market for the ten trading days preceding a conversion date but in no event greater than $.02. There have been no conversions of these convertible notes.